Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Three Levels of Fair Value Hierarchy

The three levels of the fair value hierarchy are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
●	Level 3 – Inputs that are not based on observable market data

		September 30	December 31
	Fair value	2020	2019
	hierarchy	$	$

Financial assets
Fair value through profit and loss
Marketable securities	Level 1	2,661	348
Purchase Warrants	Level 2	305	-
Trade receivables	Level 2	2,467	2,278
		5,433	2,626

Financial liabilities
Fair value through profit and loss
Forward foreign exchange contracts	Level 2	(227)	432